CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS.
CASH AND CASH EQUIVALENTS

15.     CASH AND CASH EQUIVALENTS

	December 31,	December 31,
	2021	2020
Cash at banks and on hand	1,998	43
Short-term deposits	435	406
Allowance for expected credit losses	(14)	—
Total cash and cash equivalents	2,419	449

Short-term deposits are made for varying periods of between one day and three months, depending on the immediate cash requirements of the Group, and earn interest at the respective market short-term deposit rates. Information about the credit risk over cash and cash equivalents is presented in Note 22.